RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Trade payables and accrued expenses	$ 104	$ 133
Amounts charged to research and development expenses	$ 241	$ 314	$ 447